WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Jan. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Equity Classified Warrants [Member]	Jan. 31, 2013 Equity Classified Warrants [Member]	Mar. 31, 2013 Equity Classified Warrants [Member]	Dec. 31, 2012 Equity Classified Warrants [Member]	Dec. 31, 2013 Liability Classified Warrants [Member]	Dec. 31, 2012 Liability Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised				119,100	537,722	37,301						242,000	437,000
Proceeds from Warrant Exercises				$ 1,000,000	$ 404,000	$ 700,000
Warrants Exercised on Cashless Basis			1,000,000	537,722	1,000,000	78,333
Shares Issued During Period Upon Exercise of Warrants				537,722	325,670	537,722
Share-based Compensation Expense Recognized for Warrants Issued to Consultants			40,000	4,000	2,000	14,000
Common Stock Purchase Warrants Issued Shares	686,420	686,420						3,600,024	776,204	776,204
Share-based Compensation Arrangement, Warrants Issued to Placement Agent								266,668		18,410	18,410
Share-based Compensation Arrangement, Warrants Issued to Investors								3,333,356		71,374	71,374
Warrants Weighted Average Fair Value			$ 0.41			$ 1.31		$ 1.75		$ 3.00	$ 3.00
Derivative, Gain on Derivative			200,000		1,100,000
Derivative, Loss on Derivative						1,000,000
Share Based Compensation ArrangementWarrants Issued To Consultants (in Shares)			96,000			18,000
Derivative Liability					$ 0	$ 1,176,000	$ 1,734,000					$ 80,000	$ 608,000